Average Annual Total Returns{- Contrafund® Portfolio} - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-12 - Contrafund® Portfolio	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Contrafund Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.57%	16.19%	13.52%	30.43%	16.07%	13.40%	30.23%	15.90%	13.23%	18.40%	15.22%	13.88%